Other Income (Tables)	12 Months Ended
Dec. 31, 2020
Other Income
Schedule of other income

In € thousand	2020	2019
Insurance recoveries	1,906	—
Grants received from the German government	307	53
Income from other grants	42	—
Other miscellaneous income	91	23
Total other income	2,346	76